Debt - Summary of covenant levels of financial covenants (Detail)	Jun. 30, 2016	Mar. 31, 2016
Debt Disclosure [Abstract]
Consolidated Total Leverage Ratio (less than)	6.25	6.25
Consolidated Interest Coverage Ratio (greater than)	2.00	2.00